Reconciliation of Level 3 Assets and Liabilities - Recurring (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance	$ 1,181	$ 1,191
Total unrealized gains (losses) included in other comprehensive income	(35)	(10)
Ending balance	1,146	1,181
Derivative Loan and Forward Loan Sale Commitments, Net [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance	59	22
Total unrealized gains (losses) included in other comprehensive income	11	37
Ending balance	$ 70	$ 59